Temporary Differences between Financial Statement Carrying Amounts and Tax Bases of Assets and Liabilities that Give Rise to Significant Portions of Net Deferred Tax Liability (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$ 25,937	$ 19,884
Allowances for doubtful accounts and billing adjustments	1,113	1,304
Deferred revenue	19,031	16,244
Purchase accounting adjustments	15,889
Other, net	37,123	33,980
Total deferred income tax assets	99,093	71,412
Less valuation allowance for deferred income tax assets	(19,207)	(15,434)
Net deferred income tax assets	79,886	55,978
Deferred income tax liabilities:
Excess tax over financial statement depreciation	(42,351)	(35,878)
Computer software development costs	(40,339)	(38,797)
Purchase accounting adjustments		(1,438)
Foreign currency translation	(6,432)	(3,771)
Other, net	(6,712)	(4,847)
Total deferred income tax liabilities	(95,834)	(84,731)
Net deferred income tax liabilities	(15,948)	(28,753)
Total net deferred tax assets (liabilities):
Current	12,872	11,090
Noncurrent	(28,820)	(39,843)
Net deferred income tax liabilities	$ (15,948)	$ (28,753)